INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

As of January 1, 2023, the Company had no unrecognized tax benefits, and accordingly, the Company did not recognize interest or penalties during the three months ended March 31, 2024 related to unrecognized tax benefits. There has been no change in unrecognized tax benefits during the three months ended March 31, 2024, and there was no accrual for uncertain tax positions as of March 31, 2024. Tax years from 2020 through 2023 remain subject to examination by major tax jurisdictions.

There is no income tax benefit for the losses for the three months ended March 31, 2024 and 2023, since management has determined that the realization of the net tax deferred asset is not assured and has created a valuation allowance for the entire amount of such benefits.

NOTE 14 – INCOME TAXES

The reconciliation of the federal statutory income tax to the Company’s effective income tax expense from the years ended December 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax	21.0%	21.0%
State income taxes	8.9	7.7
Foreign income taxes	2.0	-
PPP loan forgiveness	-	1.5
R&D credits	2.7	4.2
ASC 740-10 reserve	(0.7)	(1.0)
SAFE liability remeasurement	9.2	(3.7)
Loss on convertible debt	(3.2)	-
Deferred true-ups	(8.9)	-
Deferred tax assets acquired through merger	502.3	-
Exchange rate true up	57.2	-
Other	(1.0)	(1.2)
Change in valuation allowance	(589.5)	(28.5)
Total provision for income taxes	—%	—%

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and the amounts used for tax purposes. Deferred income taxes consist of the following (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$78,730	$15,403
Tax credit carryforwards	2,649	2,675
Property and equipment	7	23
Capitalized research and experimental cost	4,202	1,401
Stock compensation	391	252
Other	58	96
Subtotal	86,037	19,850
Valuation allowance	(86,037)	(19,850)
Net deferred tax assets (liabilities)	$—	$—

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. Due to the uncertainties surrounding the realization of deferred tax assets through future taxable income, the Company has provided a full valuation allowance and therefore no benefit has been recognized for the net operating loss carryforwards and other deferred tax assets. The valuation allowance increased by $66.2 million during the year ended December 31, 2023.

As of December 31, 2023, the Company had federal, state and foreign net operating loss (“NOL”) carryforwards of approximately $69.2 million, $51.7 million and $263.6 million, respectively. As of December 31, 2022, the Company had federal and state net NOL carryforwards of $57.4 million and $38.1 million, respectively. Federal and State net operating loss carryforwards will begin to expire in 2034, if not utilized. The Company acquired foreign net operating loss carryforwards of $236.5 million as a result of the Merger, which increased the valuation allowance by $54.4 million.

As of December 31, 2023, the Company had federal and California research and development (“R&D”) credit carryforwards of approximately $2.1 million and $1.8 million. As of December 31, 2022, the Company had federal and California research and development (“R&D”) credit carryforwards of approximately $1.9 million and $1.6 million, respectively. The Federal R&D credit carryforwards will begin to expire in 2034, if not utilized. California R&D credit carryforward may be carried forward indefinitely.

The Company’s ability to utilize net operating losses in the future may be subject to substantial restriction in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar state tax laws. In the event the Company should experience an ownership change, as defined, utilization of its net operating loss carryforwards and credits may be subject to a substantial annual limitation. The annual limitation may result in the expiration of net operating losses and credits before utilization.

The Company complies with ASC 740-10, Accounting for Uncertainty in Income Taxes, which prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The Company adopted the provisions set forth in FASB ASC Topic 740-10, issued originally as FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes. This pronouncement sets a “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Uncertain tax positions are comprised as follows (in thousands):

	December 31,
	2023	2022

Balance at the beginning of the period	$892	$742
Additions for tax positions taken in current year	84	150
Ending balance	$976	$892

In connection with the unrecognized tax benefits noted above, no penalties and interest were recognized at December 31, 2023. The Company does not anticipate any adjustments that would result in a material change in its unrecognized tax benefits within twelve months of the reporting date.

The Company files federal income tax returns and income tax returns for several states within the United States. The Company is not currently under examination by income tax authorities in Federal or State jurisdictions. All tax returns will remain open for examination by the Federal and State authorities for three and four years, respectively, from the date of utilization of any NOL.